TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 12        -            TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors’ fees (including the chairman of the Board) for the year 2016 amounted to $267 (2015 - $266, 2014 - $247). The number of stock options granted to directors in 2016 amounted to 135,000.